Assets and Liabilities Measured at Fair Value on a Recurring Basis - Schedule of net unrealized gains included in changes in net assets attributable to investments and mortgage loans payable (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total net realized and unrealized gains included in changes in net assets	$ (759.9)	$ 256.4
Mortgage Loans Payable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total realized and unrealized gains, still held, included in changes in net assets	(3.1)	(96.8)
Real Estate Properties
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total net realized and unrealized gains included in changes in net assets	(344.2)	355.2
Real Estate Joint Ventures
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total net realized and unrealized gains included in changes in net assets	(382.8)	(94.7)
Real Estate Operating Business
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total net realized and unrealized gains included in changes in net assets	(0.2)	0.0
Loans Receivable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total net realized and unrealized gains included in changes in net assets	$ (32.7)	$ (4.1)